VITAL INTELLIGENCE ACQUISITION (Details Narrative)			12 Months Ended
	Aug. 19, 2021 CAD ($) shares	Mar. 25, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Shares held in escrow	900,000
Derivative financial liabilities | $		$ 4,797,717
Increase (decrease) in credit derivative, fair value | $			$ 57,314	$ 694,230
Vital intelligence inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,200,000
Vital intelligence inc [member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Royalty Percentage		0.0025
Royalty discount percentage		0.144
Vital intelligence inc [member] | Software [member]
IfrsStatementLineItems [Line Items]
Royalty Percentage		0.050
Royalty discount percentage		0.144
Asset purchase agreement [member] | Vital intelligence inc [member]
IfrsStatementLineItems [Line Items]
Payments to acquire assets | $		$ 500,000
Number of shares issued		1,200,000
Explanation of nature and amount of significant transactions		the holder to acquire one common share for a period of 24 months following closing for $13.35 and the Company will be able to accelerate the expiry date of the warrants after one year in the event the underlying common shares have a value of at least 30% greater than the exercise price of the warrants. The units will be held in escrow with 300,000 units being released at closing with a value of the of $3,545,249 and the remainder to be released upon the Company reaching certain revenue milestones received from the purchased assets
Warrant exercise price per share | $ / shares		$ 13.35
[custom:EscrowDepositUnits-0]		300,000
Description for Number of Shares Issued		The units were issued on March 22, 2021. On August 19, 2021 the parties agreed to reduce the final payment from $250,000 to $227,984 due to certain assets listed in the purchase agreement had not been delivered by Vital
Escrow agreement one [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Escrow agreement two [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 2,000,000
Escrow agreement three [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 4,000,000
Escrow agreement four [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 6,000,000